Fair Value of Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
6.	Fair Value of Financial Instruments
In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the exit price, or the amount that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs include those that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability.
The Company’s financial assets and liabilities are measured at fair value and classified within the fair value hierarchy which is defined as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 — Inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The Company believes the carrying amounts of its cash and cash equivalents, related party loan and debt approximate their fair values due to their near-term maturities.
The following table presents a roll-forward of the fair value of the convertible notes payable, derivative liability, derivative asset and warrant liability that will continue to be measured at fair value on a recurring basis for which fair value is determined based on significant inputs not observable in the market, which represents a

Level 3 measurement within the fair value hierarchy as of March 31, 2023. The valuation models used to determine the fair value at each reporting date require management judgment and pricing inputs from observable and unobservable markets, including projected share prices and probabilities of success. Significant deviations from these estimates and inputs could result in a material change in fair value.

	Convertible Notes Payable	Derivative Liability	Derivative Asset	Warrant Liability
Balance at December 31, 2022	$1,374,698	$166,000	$13,000	$525,000
Fair value adjustments	40,797	(1,000)	(13,000)	(525,000)

Balance at March 31, 2023	$1,415,495	$165,000	$—	$—

The derivative liability, accounted for under ASC 480, “Distinguishing Liabilities from Equity,” related to the $1,512,500 convertible note for the embedded beneficial conversion feature for the settlement of the notes upon maturity was initially valued at $165,000 based on the following inputs: the estimated probability of maturity of 100%, the 10% discount awarded upon conversion and a discount rate of 10%.
The derivative asset, accounted for under ASC 815, “Derivatives and Hedging,” for a put option related to the Key Company Stockholder Forward Purchase Agreement entered into in April 2022 had a fair value of $13,000 on December 31, 2022, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. The significant unobservable inputs used to determine the fair value is the probability of the key company stockholder obtaining a margin loan and the Company meeting the NASDAQ listing requirements. The fair value of the Key Company Stockholder Forward Purchase Agreement at December 31, 2022 was valued using a probability weighted scenario analysis with a Black Scholes Option Pricing Model based on a stock price of $4.21, expected volatility of 82.2%, risk-free rate of 4.5% and discounted at 0.5% for the probability of the Company closing the Business Combination Agreement, the key company stockholder obtaining a margin loan and the Company meeting the NASDAQ listing requirements. The fair value of the Key Company Stockholder Forward Purchase Agreement at March 31, 2023 was valued at $0 as the time to fund concluded on March 31, 2023, resulting in a change in fair value of derivative asset of $13,000 for the three months ended March 31, 2023.
The White Lion Purchase Agreement qualifies as a standby equity purchase agreement under ASC 815 “Derivatives and Hedging” and includes an embedded put option and an embedded forward option. The put option is recognized on inception and the forward option is recognized upon issuance of notice for the sale of the Company’s Common Stock. As at December 31, 2022, there were no notices issued to White Lion for the sale of Common Stock of the Company. The derivative liability, accounted for under ASC 815, “Derivatives and Hedging,” for a put option related to the White Lion Purchase Agreement entered into on November 3, 2022 had a fair value of $1,000 on December 31, 2022, which is considered to be a Level 3 fair value measurement as the fair value was determined based on significant inputs not observable in the market. The significant unobservable inputs used to determine the fair value were the projected volume weighed average share price at each trading date and the use of the maximum draw down potential. The fair value at December 31, 2022 of the White Lion Purchase Agreement was determined using a Monte Carlo simulation based on the projected stock price of $4.19, expected volatility of 81.0%, risk-free rate of 4.16% and discounted at 0.25% for the probability of the Company timely filing all SEC documents and meeting the NASDAQ listing requirements. The fair value of the White Lion Purchase Agreement at March 31, 2023 was valued using a Monte Carlo simulation based on the projected stock price of $0.65, expected volatility of 78%, risk-free rate of 3.84% and discounted by 5.0% for the probability of the Company timely filing all SEC documents and meeting the OTC Market listing requirements resulting in a change in fair value of $1,000 for the three months ended March 31, 2023 and a derivative liability of $0 at March 31, 2023.
In November 2022, upon consummation of the Business Combination, the Company assumed 2,500,000 Private Placement Warrants (as defined in Note 10). The Private Placement Warrants were accounted for under

ASC 815, “Derivatives and Hedging,” pursuant to which the Private Placement Warrants do not meet the criteria for equity classification and must be recorded as liabilities. The Private Placement Warrants were valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. The fair value of the Private Placement Warrants was discounted to present value at March 31, 2023, utilizing the Company’s stock price of $
0.65
, a risk-free rate of
4.59
%, and expected volatility of
14
% of the Company’s common stock.
The Company believes the carrying amounts of its cash and cash equivalents, related party loan and current note payable approximate their fair values due to their near-term maturities. There were no transfers among Level 1, Level 2 or Level 3 categories in the three months ended March 31, 2023 and 2022.

6.	Fair Value of Financial Instruments
In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the exit price, or the amount that would be received for the sale of an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs include those that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability.
The Company’s financial assets and liabilities are measured at fair value and classified within the fair value hierarchy which is defined as follows:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•	Level 2 — Inputs other than quoted prices in active markets that are observable for the asset or liability, either directly or indirectly.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.
The Company believes the carrying amounts of its cash and cash equivalents, related party loan and debt approximate their fair values due to their near-term maturities. As of December 31, 2021, the Company did not have any assets or liabilities that were recorded at fair value on a recurring basis.

The following table presents a roll-forward of the fair value of the convertible notes payable, derivative liability, derivative asset and warrant liability that will continue to be measured at fair value on a recurring basis for which fair value is determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy as of December 31, 2022. The valuation models used to determine the fair value at each reporting date require management judgment and pricing inputs from observable and unobservable markets, including projected share prices and probabilities of success. Significant deviations from these estimates and inputs could result in a material change in fair value.

	Convertible Notes Payable	Derivative Liability	Derivative Asset	Warrant Liability
Balance at December 31, 2021	$—	$—	$—	$—
Issuance of convertible note	2,597,500	165,000	—	—
Assumption of Forward Purchase Agreement	—	68,110	—	—
Assumption of Key Company Stockholder Forward Purchase Agreement	—	12,000	—	—
Initial Measurement of White Lion Purchase Agreement	—	1,900,000		—
Assumption of warrant liability in Business Combination	—	—	—	450,000
Change in fair value	1,213,998	(1,979,110)	13,000	75,000
Conversion to common stock	(2,436,800)	—	—	—

Balance at December 31, 2022	$1,374,698	$166,000	$13,000	$525,000

The derivative liability, accounted for under ASC 480, “Distinguishing Liabilities from Equity,” related to the $1,512,500 convertible note for the embedded beneficial conversion feature for the settlement of the notes upon maturity was initially valued at $165,000 based on the following inputs: the estimated probability of maturity of 100%, the 10% discount awarded upon conversion and a discount rate of 10%.
The derivative liability, accounted for under ASC 480, “Distinguishing Liabilities from Equity,” for a put option related to the 375,939 shares of Common Stock under a Forward Purchase Agreement entered into on October 25, 2022 was initially valued at $68,110, which is considered to be a Level 3 fair value measurement as the fair value was determined based on significant inputs not observable in the market. The fair value of the Forward Purchase Agreement was determined using a Black Scholes Option Pricing Model based on the following assumptions: stock price of $13.05, expected volatility of 28.1%, risk-free rate of 4.0% and expected term of 0.16 year. The derivative liability was settled in December 2022 resulting in a change in fair value of derivative liability of $68,110 for the year ended December 31, 2022 and a derivative liability balance of $0 at December 31, 2022.
The derivative liability, accounted for under ASC 815, “Derivatives and Hedging,” for a put option related to the Key Company Stockholder Forward Purchase Agreement entered into on April 2022 was initially valued at $12,000 on November 1, 2022, the closing date of the Business Combination Agreement, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. The significant unobservable inputs used to determine the fair value is the probability of the key company stockholder obtaining a margin loan and the Company meeting the NASDAQ listing requirements. The fair value of the Key Company Stockholder Forward Purchase Agreement was initially determined using a probability weighted scenario analysis with a Black Scholes Option Pricing Model based on a stock price of $10, expected volatility of 94.5%, risk-free rate of 4.6% and discounted at 0.5% for the probability of the Company closing the Business Combination Agreement, the key company stockholder obtaining a margin loan and the Company meeting the NASDAQ listing requirements. The fair value of the Key Company Stockholder Forward Purchase Agreement at December 31, 2022 was valued using a probability weighted scenario analysis with a Black Scholes Option Pricing Model based on a stock price of $4.21, expected volatility of 82.2%, risk-free rate of 4.5% and discounted at 0.5% resulting in a change in fair value of derivative liability of $25,000 for the year ended December 31, 2022 and a derivative asset balance of $13,000 at December 31, 2022.

The White Lion Purchase Agreement qualifies as a standby equity purchase agreement under ASC 815 “Derivatives and Hedging” and includes an embedded put option and an embedded forward option. The put option is recognized on inception and the forward option is recognized upon issuance of notice for the sale of the Company’s Common Stock. As at December 31, 2022, there were no notices issued to White Lion for the sale of Common Stock of the Company. The derivative liability, accounted for under ASC 815, “Derivatives and Hedging,” for the put option related to the White Lion Purchase Agreement entered into on November 3, 2022 was initially valued at $
1,900,000
, which is considered to be a Level 3 fair value measurement as the fair value was determined based on significant inputs not observable in the market. The significant unobservable inputs used to determine the fair value were the projected volume weighed average share price at each trading date and the use of the maximum draw down potential. The fair value of the White Lion Purchase Agreement was initially determined using a Monte Carlo simulation based on the projected stock price of $
13.05
, expected volatility of
86.5
%, risk-free rate of
4.53
% and discounted at
45.0
% for the probability of the Company timely filing all SEC documents and meeting the NASDAQ listing requirements. The fair value of the White Lion Purchase Agreement at December 31, 2022 was valued using a Monte Carlo simulation based on the projected stock price of $
4.19
, expected volatility of
81.0
%, risk-free rate of
4.16
% and discounted at
0.25
% resulting in a change in fair value of derivative liability of $
1,899,000
for the year ended December 31, 2022 and a derivative liability balance of $
1,000
at December 31, 2022.
The Private Placement Warrants were accounted for under ASC 815, “Derivatives and Hedging,” pursuant to which the Private Placement Warrants do not meet the criteria for equity classification and must be recorded as liabilities. The Private Placement Warrants were valued using a Modified Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement, as the fair value was determined based on significant inputs not observable in the market. The fair value of the Private Placement Warrants was discounted to present value at December 31, 2022, utilizing the Company’s stock price of $4.19, a risk-free rate of 3.99%, and expected volatility of 30% of the Company’s common stock.
The Company believes the carrying amounts of its cash and cash equivalents, related party loan and current note payable approximate their fair values due to their near-term maturities. There were no transfers among Level 1, Level 2 or Level 3 categories in the years ended December 31, 2022 and 2021.